Note 10 - Income Taxes - Components of Net Deferred Tax Asset (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Deferred tax asset	$ 9,684	$ 11,785
Deferred tax liability	(3,548)	(2,884)
Net deferred tax asset	6,136	8,901
Financial statement allowance for loan losses in excess of tax allowance	7,283	6,846
Excess of depreciation deducted for tax purposes over the amounts deducted in the financial statements	(2,976)	(2,557)
Financial statement deduction for deferred compensation in excess of deduction for tax purposes	1,193	1,128
Writedown of other real estate not deductible for income tax purposes until sold	157	176
Financial statement income on FHLB stock dividends not recognized for tax purposes	(327)	(327)
Unrealized loss (gain) on securities available-for-sale	(245)
Unrealized loss (gain) on securities available-for-sale		2,726
Equity based compensation	625	469
Other items, net	426	440
Net deferred tax asset	6,136	8,901
Domestic Tax Authority [Member]
Deferred tax asset	7,444	9,046
Deferred tax liability	(2,666)	(2,167)
State and Local Jurisdiction [Member]
Deferred tax asset	2,240	2,739
Deferred tax liability	$ (882)	$ (717)